Subsequent events	12 Months Ended
Mar. 28, 2020
Subsequent Events [Abstract]
Subsequent events
18.	Subsequent events
On June 30, 2020, the Company obtained a new moratorium on principal repayments associated to the loan from its controlling shareholder, Montel, of USD$1.25 million (approximately $1.75 million in Canadian dollars), as such the loan will become due on the earlier of August 31, 2021
and
10 days
following a liquidity event, subject to the approval by its senior secured lenders and the Company’s Board of Directors.
On Ju
ly

8
, 2020, the Company secured a new four-year term loan with Investissement Québec in the amount of $10.0 million. The loan bears an interest rate of 3.14% per annum and is
repayable in 36 equal payments beginning in July 2021. The term loan with Investissement Québec requires the Company on an annual basis to have a working capital ratio (defined as current assets divided by current liabilities excluding the current portion of operating lease liabilities) of at least 1.01. On Ju ly

8
, 2020, the Company obtained a waiver from Investissement Québec with respect to the requirement to meet the working capital ratio for fiscal 2021. The secured term loan is being used to fund the working capital needs of the Company.